Unaudited Interim Condensed Consolidated Balance Sheets		Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
CURRENT ASSETS
Cash and cash equivalents		$ 3,689,038	$ 28,929,438	$ 31,172,798
Restricted cash		604,681	4,741,909	15,023,582
Accounts receivable, net
Accounts receivable, net Third parties		4,236,359	33,221,527	28,739,851
Accounts receivable, net Related party		26,589	208,508	516,920
Prepayments and other current assets, net		2,591,403	20,321,780	13,517,496
Inventories, net		1,669,668	13,093,535	12,849,149
Prepaid income tax		35,395	277,570	277,570
Total current assets		12,853,133	100,794,267	102,097,366
NON-CURRENT ASSETS
Plant and equipment, net		3,704,309	29,049,194	26,984,809
Intangible assets, net		75,616	592,977	650,700
Investment in life insurance contract, net		199,916	1,567,745	1,559,502
Prepayments		276,290	2,166,667	9,804,167
Prepayment for acquisition of plant and equipment		264,531	2,074,456	4,056,564
Operating lease right-of-use assets, net		3,064,487	24,031,706	25,679,797
Deferred tax asset		205,083	1,608,261	1,495,836
Total non-current assets		7,790,232	61,091,006	70,231,375
Total assets		20,643,365	161,885,273	172,328,741
CURRENT LIABILITIES
Accounts and bills payables		6,903,033	54,133,583	53,960,626
Accruals and other payables		1,330,512	10,433,876	6,444,731
Bank and other borrowings		3,067,648	24,056,502	23,549,661
Operating lease liabilities		692,036	5,426,949	5,113,112
Total current liabilities		12,003,430	94,130,910	89,168,130
NON-CURRENT LIABILITIES
Bank and other borrowings		1,493,295	11,710,416	10,783,889
Deferred tax liabilities		621	4,868	6,526
Operating lease liabilities		2,372,451	18,604,757	20,566,685
Total non-current liabilities		3,866,367	30,320,041	31,357,100
Total liabilities		15,869,797	124,450,951	120,525,230
COMMITMENTS AND CONTINGENCIES (Note 18)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		8,753,861	68,647,780	68,647,780
Statutory reserve		35,545	278,740	278,740
Accumulated other comprehensive income		347,439	2,724,705	2,244,558
Accumulated losses		(4,364,550)	(34,226,792)	(19,377,456)
Total shareholders’ equity		4,773,568	37,434,322	51,803,511
Total liabilities and shareholders’ equity		20,643,365	161,885,273	172,328,741
Class A Ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	709	5,505	5,505
Class B Ordinary shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	564	4,384	4,384
Related parties
CURRENT LIABILITIES
Due to related parties		$ 10,201	$ 80,000	$ 100,000

[1]	Giving retroactive effect to the 1-for-5 share consolidation.